Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net loss	$ (62,963,213)	$ (56,695,823)	$ (20,267,365)
Adjustments for:
Depreciation of property and equipment (Note 6)	2,985,140	1,713,686	1,653,798
Amortization of patents and licenses (Note 7)	96,870	92,344	87,761
Amortization of right of use asset (Note 8)	233,889	214,165	180,602
Fair value adjustment to derivative warrant liability (Note 10)	25,280,833	20,631,082	24,865
Non-cash interest (Notes 8)	144,046	90,041	53,614
Stock-based compensation (Note 13)	6,107,052	5,469,369	4,201,444
Non-cash operating costs	399,182	(18,766)
Loss on acquisition of 24.8% of SPX		6,852,687
Gain on contribution of intellectual property to joint venture (Note 5)			(1,031,807)
Share of loss in joint venture (Note 5)			1,031,807
Forgiveness of covid-19 government support loans (Note 23)		(7,298)
Total adjustments to reconcile profit (loss)	(27,716,201)	(21,658,513)	(14,065,281)
Net change in non-cash working capital accounts:
Accounts receivable	7,257	(7,257)	62,000
Prepaid and other current assets	630,208	(1,659,615)	126,936
Accounts payable and accrued liabilities	(4,446,794)	34,074	(1,256,925)
Contract liabilities	438,900		(274,192)
Cash flows from operating activities	(31,086,630)	(23,291,311)	(15,407,462)
INVESTING ACTIVITIES
Purchase of short-term investments (Note 2)	(271,626,182)	(26,357,782)
Proceeds from the sale of short-term investments (Note 2)	14,859,891	9,684,971
Purchase of property and equipment (Note 6)	(2,255,107)	(6,781,715)	(1,167,953)
Purchase of patents and licenses (Note 7)	(46,537)	(196,997)	(79,111)
Long term deposit (Note 15)	(93,542)	(107,890)
Cash received on acquisition of remaining portion of SPX (Note 5)		97,833
Cash flows from investing activities	(259,161,477)	(23,661,580)	(1,247,064)
FINANCING ACTIVITIES
Issue of common shares for cash, net of issue costs (Note 11)	293,241,655	82,176,180	10,447,603
Payment of lease liability (Note 8)	(223,403)	(255,953)	(252,103)
Repayment of covid-19 government support loans (Note 23)		(21,894)
Repayment of convertible debt (Note 5)	(700,000)
Cash flows from financing activities	292,318,252	81,898,333	10,195,500
Effect of exchange rate on cash	745,297	(820,752)	248,250
Net change in cash and cash equivalents	2,815,442	34,124,690	(6,210,776)
Cash and cash equivalents, beginning of year	37,143,759	3,019,069	9,229,845
Cash and cash equivalents, end of year	39,959,201	37,143,759	3,019,069
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Purchase of property and equipment financed through accounts payable		$ 3,399,498